Fee and commission expense	12 Months Ended
Dec. 31, 2023
Fee and commission expense [abstract]
Fee and commission expense
26. Fee and commission expense

	2023	2022	2021
For credit and debit cards	67,777,600	71,874,724	72,598,091
For foreign trade transactions	18,507,530	3,068,814	3,093,282
For promotions and other	11,650,892	8,136,693	9,553,506
Linked to transactions with securities	67,420	48,894	72,604
Other commission expenses	17,383,867	18,354,987	14,397,779

TOTAL	115,387,309	101,484,112	99,715,262